Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Compensation Expenses Recognized for Share-Based Awards
Compensation expenses recognized for share-based awards granted by the Company were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

General and administrative expenses	3,820	8,620
Sales and marketing expenses	—	731
Research and development expenses	—	347
Cost of revenues	—	175

Total	3,820	9,873

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Share-based compensation expenses
-Related to management’s RSUs (a)	3,820	8,194
-Related to stock options (b)	—	1,679

Total	3,820	9,873

Summary of Movement of the RSUs
The movement of the RSUs during the six months ended June 30, 2024 and 2025, was as follow:

	2022 RSUs		2025 RSUs
	Number of RSUs	Weighted average grant date fair value (US$)	Number of RSUs	Weighted average grant date fair value (US$)

Unvested as of January 1, 2024	442,012	6.3515	—	—
Vested	(208,006)	6.3515	—	—

Unvested as of June 30, 2024	234,006	6.3515	—	—

Unvested as of January 1, 2025	208,007	6.3515	—	—
Granted	—	6.3515	1,780,681	0.6727
Vested	(208,007)	6.3515	(1,299,766)	0.6727

Unvested as of June 30, 2025	—	—	480,915	0.6727

Summary of Share-Based Payment Arrangement, Option, Activity
The movement of the stock option during the six months ended June 30, 2025, was as follow:

	Number of stock options	Weighted average grant date fair value (US$)

Unvested as of January 1, 2025	—	—
Granted	4,996,006	0.1627
Vested	—	0.1627
Forfeited	(46,952)	0.1627

Unvested as of June 30, 2025	4,949,054	0.1627

Summary of Share-Based Payment Award, Stock Options, Valuation Assumptions
The following table presents assumptions used to estimate the fair values of share options granted for the six months ended June 30, 202
5
:

For the six months ended June 30, 2025

Risk-free interest rate (1)	4.80%
Dividend yield (2)	0.00%
Volatility (3)	49.44%
Exercise multiple (4)	2.2-2.8